Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Taxation
Schedule of relationship between tax expense and accounting profit

	Half-year to	Half-year to
	30 June	30 June
	2020	2019
	£m	£m

(Loss) profit before tax	(290)	3,356

Tax thereon at UK corporation tax rate of 19 per cent (2019: 19 per cent)	55	(638)
Impact of surcharge on banking profits	17	(241)
Non-deductible costs: conduct charges	(11)	(15)
Other non-deductible costs	(38)	(17)
Non-taxable income	53	32
Tax relief on coupons on other equity instruments	39	26
Tax exempt gains on disposals	–	3
Tax losses where no deferred tax recognised	(5)	(3)
Remeasurement of deferred tax due to rate changes	440	(2)
Differences in overseas tax rates	10	(8)
Adjustments in respect of prior years	34	100
Tax credit (expense)	594	(763)